Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	101,526,708	99,251,628
Ordinary shares outstanding	101,526,708	99,251,628
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000
Treasury shares	113,076	113,076
Treasury stock par value	$ 0.001	$ 0.001
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	379,514	1,490,603
Preference shares outstanding	379,514	1,490,603
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	2,300,000	2,300,000
Preference shares outstanding	2,300,000	2,300,000
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares issued	3,200,000	3,200,000
Preference shares outstanding	3,200,000	3,200,000